Related Party Transactions Disclosure: Schedule of Amounts Due to Related Parties (Details) - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Due to related parties	$ 734,237	$ 233,738	$ 383,688
Due to the CEO
Due to related parties	109,200	103,200	75,600
Due to CFO
Due to related parties	7,966	9,533	33,507
Due to VP of Technology and Operations
Due to related parties	0	34,219	54,999
Due from related parties	3,424	0
Due to a company controlled by our COO
Due to related parties	618,122
Due to major shareholder
Due to related parties	0	86,786
Due to a company controlled by the COO and a major shareholder
Due to related parties	2,250
Due to a company of which the COO is a director of
Due to related parties	$ 123
Due to former Chief Medical Officer
Due to related parties			81,059
Due to the former CEO and director
Due to related parties			51,746
Due to the former VP, Corporate Strategy and 10% shareholder
Due to related parties		$ 86,786	$ 86,777